Employee benefits, restructuring and post-retirement employee benefits provisions (Tables)	12 Months Ended
Jun. 30, 2025
Text block 1 [Abstract]
Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions

	2025	2024
	US$M	US$M
Employee benefits 1	1,879	1,698
Restructuring 2	83	45
Post-retirement employee benefits 3	336	300

Total provisions	2,298	2,043

Comprising:
Current	1,893	1,677
Non-current	405	366

Summary of Reconciliation of Employee Benefits Restructuring and Postretirement Employee Benefits

2025	Employee benefits	Restructuring	Post- retirement employee benefits 3	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,698	45	300	2,043
Charge/(credit) for the year:
Underlying	1,511	275	56	1,842
Discounting	–	–	28	28
Yield on defined benefit scheme assets	–	–	(11)	(11)
Exchange variations	(11)	–	5	(6)
Released during the year	(5)	(13)	–	(18)
Remeasurement losses taken to retained earnings	–	–	8	8
Utilisation	(1,314)	(224)	(51)	(1,589)
Transfers and other movements	–	–	1	1

At the end of the financial year	1,879	83	336	2,298

1	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

2	Total restructuring provisions include provisions for terminations and office closures.

3
The net liability recognised in the Consolidated Balance Sheet includes US$127 million present value of funded defined benefits pension obligation (2024: US$142 million) offset by fair value of defined benefit scheme assets US$134 million (2024: US$147 million), US$67 million present value of unfunded defined pension and post-retirement medical benefits obligation (2024: US$63 million) and US$276 million unfunded post-employment benefits obligation in Chile (2024: US$242 million).